Schedule of Investments PIMCO New York Municipal Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.5% ¤
MUNICIPAL BONDS & NOTES 152.2%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$300	$18

CALIFORNIA 2.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	1,500	1,533

		1,533

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	980	771
7.120% due 10/01/2038	175	157

		928

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	650	649

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	666	665

NEW YORK 136.8%
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	600	439
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020 4.000% due 04/01/2050	750	622
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	1,205	1,003
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	750	706
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	435	381
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2045	410	418
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	765	625
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,000	782
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	500	372
Long Island Power Authority, New York Revenue Bonds, Series 2020 4.000% due 09/01/2039	500	464
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	1,000	1,027
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,000	991
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	2,500	2,540
5.000% due 11/15/2051	1,000	1,003
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	825	646
4.000% due 07/01/2050	750	660
Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 04/01/2036	2,000	2,091
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	1,092	262
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	1,230	1,073
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.250% due 07/15/2036	1,000	1,048
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2044	2,500	2,254
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	830	737

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	2,000	2,032
New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,530
5.000% due 04/01/2045	1,300	1,322
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,031
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021 4.000% due 02/15/2048	880	739
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	600	524
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048 (a)	700	736
5.250% due 06/15/2053 (a)	700	732
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.250% due 11/01/2048	3,500	3,632
New York Convention Center Development Corp. Revenue Bonds, Series 2016 5.000% due 11/15/2046	750	751
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	20,000	3,817
0.000% due 06/01/2055 (c)	7,000	478
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	770	838
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	750	812
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,900	1,762
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	440	297
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	750	657
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	2,100	1,827
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	1,200	1,035
New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022 4.250% due 05/01/2052	850	764
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	650	642
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	445
5.000% due 12/01/2031	500	474
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	750	692
4.000% due 03/15/2043	1,000	909
5.000% due 03/15/2037	3,000	3,096
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,000	2,042
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	3,855	3,294
5.000% due 07/01/2053	650	660
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	284
5.000% due 07/15/2050	345	313
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	300	306
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,750	1,581
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	2,000	1,608
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	1,450	1,308
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	750	694
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	400	404
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	500	516
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	1,000	884
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.250% due 01/01/2050	855	839
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	800	769
New York Transportation Development Corp. Revenue Bonds, Series 2022 4.000% due 12/01/2042	1,670	1,428
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,142
5.000% due 12/01/2040	350	364
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	4,500	4,617
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	350	282
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	475	482

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022 5.000% due 07/01/2032	340	371
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	350	278
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	5,000	466
4.000% due 06/01/2050	500	416
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	1,000	964
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,000	885
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	860
5.000% due 11/15/2043	500	510
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,000	1,016
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.500% due 05/15/2052	1,000	1,059
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,200	1,248
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,003
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	355

		85,966

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	230	115

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	425	465

PUERTO RICO 5.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	7,700	453
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,063	553
0.000% due 11/01/2051	793	408
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	450	363
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	1,434	891
5.000% due 07/01/2062	125	120
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	81	52
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	2,580	481

		3,321

TEXAS 1.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	101
12.000% due 12/01/2045	275	230
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	650	668

		999

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	6,000	120
5.500% due 07/01/2044	500	438

		558

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	525	442

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $105,296)	95,659

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (g) 1.3%	801

Total Short-Term Instruments (Cost $801)	801

Total Investments in Securities (Cost $106,097)	96,460

Total Investments 153.5% (Cost $106,097)	$96,460
Auction Rate Preferred Shares (53.2)%	(33,400)
Other Assets and Liabilities, net (0.3)%	(240)

Net Assets Applicable to Common Shareholders 100.0%	$62,820

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$2,238	$1,608	2.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$801	U.S. Treasury Notes 0.250% due 09/30/2025	$(817)	$801	$801

Total Repurchase Agreements						$(817)	$801	$801

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$18	$0	$18
	California			0	1,533	0	1,533
	Delaware			0	928	0	928
	Indiana			0	649	0	649
	New Hampshire			0	665	0	665
	New York			0	85,966	0	85,966
	North Dakota			0	115	0	115
	Pennsylvania			0	465	0	465
	Puerto Rico			0	3,321	0	3,321
	Texas			0	999	0	999
	Virginia			0	558	0	558
	Wisconsin			0	442	0	442
Short-Term Instruments
	Repurchase Agreements			0	801	0	801

Total Investments				$0	$96,460	$0	$96,460

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced